June 30, 2000                                  . Pacific Select
                                                 Separate Account of
                                                 Pacific Life Insurance Company





                                 Semi-Annual
                                    Report





                                                                  Pacific Select

                               TABLE OF CONTENTS

PACIFIC SELECT SEPARATE ACCOUNT

Financial Statements:

  Statement of Assets and Liabilities.......................................   1

  Statement of Operations...................................................   3

  Statement of Changes in Net Assets.......................................    5

Notes to Financial Statements...............................................   9

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)
(In thousands)

                                          Aggressive    Emerging     Small-Cap     Bond and                  Multi-         Equity
                                            Equity      Markets       Equity        Income      Equity      Strategy        Income
                                           Variable     Variable     Variable      Variable    Variable     Variable       Variable
                                           Account      Account     Account (1)    Account     Account      Account        Account
                                          -----------------------------------------------------------------------------------------
ASSETS

Investments:
 Aggressive Equity Portfolio.........        $141
 Emerging Markets Portfolio..........                     $145
 Small-Cap Equity Portfolio (1)......                                $9,685
 Bond and Income Portfolio...........                                                 $13
 Equity Portfolio....................                                                            $226
 Multi-Strategy Portfolio............                                                                       $1,186
 Equity Income Portfolio.............                                                                                       $3,288
                                          ----------------------------------------------------------------------------------------
Total Assets.........................         141          145        9,685            13         226        1,186           3,288
                                          ----------------------------------------------------------------------------------------
LIABILITIES

Payables:
 Mortality and expense risk fee......                                    11                                      1               3
                                          ----------------------------------------------------------------------------------------
Total Liabilities....................                                    11                                      1               3
                                          ----------------------------------------------------------------------------------------
NET ASSETS...........................        $141         $145       $9,674           $13        $226       $1,185          $3,285
                                          ----------------------------------------------------------------------------------------
Shares Owned in each Portfolio.......          11           15          335             1           6           76             132
                                          ----------------------------------------------------------------------------------------
Cost of Investments..................        $127         $132       $6,354           $13        $194       $1,028          $2,601
                                          ----------------------------------------------------------------------------------------

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2000 (Unaudited)
(In thousands)

                                                                       Inter-
                                                          Equity      national      Government    Managed      Money      High Yield
                                            Growth LT     Index        Value        Securities     Bond        Market        Bond
                                             Variable    Variable     Variable       Variable     Variable    Variable     Variable
                                             Account     Account      Account(1)     Account      Account     Account      Account
                                            ----------------------------------------------------------------------------------------

ASSETS
Investments:
 Growth LT Portfolio .....................  $4,247
 Equity Index Portfolio...................                $5,678
 International Value Portfolio (1)........                             $4,710
 Government Securities Portfolio..........                                            $ 256
 Managed Bond Portfolio...................                                                           $835
 Money Market Portfolio...................                                                                      $790
 High Yield Bond Portfolio................                                                                                  $6,152

Receivables:
 Due from Pacific Life Insurance Company..      21
                                            ----------------------------------------------------------------------------------------

Total Assets..............................   4,268         5,678        4,710           256           835        790         6,152
                                            ----------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Fund shares purchased....................      21
 Mortality and expense risk fee...........       5             7            6                           1          1             7
                                            ----------------------------------------------------------------------------------------

Total Liabilities.........................      26             7            6                           1          1             7
                                            ----------------------------------------------------------------------------------------

NET ASSETS................................  $4,242        $5,671       $4,704         $ 256        $  834     $  789        $6,145
                                            ----------------------------------------------------------------------------------------

Shares Owned in each Portfolio............     109           151          270            25            80         78           741
                                            ----------------------------------------------------------------------------------------

Cost of Investments ......................  $2,883        $3,561       $3,795         $ 266        $  855     $  791        $6,845
                                            ----------------------------------------------------------------------------------------

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                                  Aggressive    Emerging     Small-Cap     Bond and                  Multi-      Equity
                                    Equity       Markets      Equity        Income       Equity     Strategy     Income
                                   Variable     Variable     Variable      Variable     Variable    Variable    Variable
                                    Account      Account    Account (1)   Account (2)    Account     Account     Account
                                ----------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends (3).................           $5                      $654                       $15        $105        $274

EXPENSES
 Mortality and expense risk
  fee..........................                                     34                         1           4          11
                                ----------------------------------------------------------------------------------------
Net Investment Income..........            5                       620                        14         101         263
                                ----------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 Net realized gain from                               $4           215                                    21          94
  security transactions........
 Net unrealized appreciation
  (depreciation) on
  investments..................          (18)         (7)         (369)           $1         (15)       (117)       (411)
                                ----------------------------------------------------------------------------------------
Net Realized and Unrealized
 Gain (Loss) on Investments....          (18)         (3)         (154)            1         (15)        (96)       (317)
                                ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS....................         ($13)        ($3)         $466            $1         ($1)         $5        ($54)
                                ----------------------------------------------------------------------------------------

(1) Formerly named Growth Variable Account.
(2) Operations commenced on May 9, 2000.
(3) Total dividends received by the Emerging Markets and Bond and Income Variable Accounts in full for the periods were $73 and $163, respectively.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                                               Equity     International    Government    Managed     Money     High Yield
                                 Growth LT      Index         Value        Securities     Bond       Market       Bond
                                  Variable    Variable       Variable       Variable    Variable    Variable    Variable
                                  Account      Account     Account (1)      Account      Account    Account      Account
                                -----------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends....................        $635         $89             $135            $7        $24         $32         $294

EXPENSES
 Mortality and expense risk
  fee.........................          15          19               16             1          2           4           21
                                -----------------------------------------------------------------------------------------
Net Investment Income.........         620          70              119             6         22          28          273
                                -----------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from
 security transactions........          93          59               10                       (1)                      (8)
Net unrealized appreciation
 (depreciation) on
 investments..................        (851)       (175)            (263)            4         11           2         (359)
                                -----------------------------------------------------------------------------------------
Net Realized and Unrealized
 Gain (Loss) on Investments...        (758)       (116)            (253)            4         10           2         (367)
                                -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS...................       ($138)       ($46)           ($134)          $10        $32         $30         ($94)
                                -----------------------------------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                                        Aggressive    Emerging     Small-Cap     Bond and                  Multi-      Equity
                                          Equity       Markets      Equity        Income       Equity     Strategy     Income
                                         Variable     Variable     Variable      Variable     Variable    Variable    Variable
                                          Account      Account    Account (1)   Account (2)    Account     Account     Account
                                       ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income................          $5                      $620                       $14        $101        $263
 Net realized gain from security
  transactions........................                      $4           215                                    21          94
 Net unrealized appreciation
  (depreciation) on investments.......         (18)         (7)         (369)           $1         (15)       (117)       (411)
                                       ---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
 Assets Resulting from Operations.....         (13)         (3)          466             1          (1)          5         (54)
                                       ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM POLICY TRANSACTIONS
 Transfers between variable
  accounts, net......................           11          70          (221)           12          17         (67)         62
 Transfers--policy charges and
  deductions.........................           (1)                      (31)                                   (4)        (18)
 Transfers--surrenders...............                                     (4)                                               (3)
 Transfers--other....................                                     21                                                10
                                       ---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
 Assets Derived from Policy
 Transactions........................           10          70          (235)           12          17         (71)         51
                                       ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS..........................           (3)         67           231            13          16         (66)         (3)
                                       ---------------------------------------------------------------------------------------
NET ASSETS

 Beginning of Period.................          144          78         9,443                       210       1,251       3,288
                                       ---------------------------------------------------------------------------------------
 End of Period.......................         $141        $145        $9,674           $13        $226      $1,185      $3,285
                                       ---------------------------------------------------------------------------------------

(1) Formerly named Growth Variable Account.
(2) Operations commenced on May 9, 2000.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                                                                Equity   International  Government   Managed    Money   High Yield
                                                    Growth LT    Index       Value      Securities    Bond     Market      Bond
                                                    Variable   Variable     Variable     Variable   Variable  Variable   Variable
                                                     Account    Account   Account (1)     Account    Account   Account    Account
                                                    -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
  Net investment income...........................     $620         $70       $119           $6        $22        $28      $273
  Net realized gain (loss) from
   security transactions..........................       93          59         10                      (1)                  (8)
  Net unrealized appreciation (depreciation)
   on investments.................................     (851)       (175)      (263)           4         11          2      (359)
                                                    -----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations..................................     (138)        (46)      (134)          10         32         30       (94)
                                                    -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS

  Transfers between variable accounts, net........      913         187         88                      29       (535)      (26)
  Transfers--policy charges and deductions........      (10)        (16)       (15)          (1)        (2)        (6)      (12)
  Transfers--surrenders...........................                   (1)        (2)
  Transfers--other................................     (112)         (4)         3                      14        (13)       (7)
                                                    -----------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions.................      791         166         74           (1)        41       (554)      (45)
                                                    -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.............      653         120        (60)           9         73       (524)     (139)
                                                    -----------------------------------------------------------------------------
NET ASSETS
 Beginning of Period..............................    3,589       5,551      4,764          247        761      1,313     6,284
                                                    -----------------------------------------------------------------------------
 End of Period....................................   $4,242      $5,671     $4,704         $256       $834       $789    $6,145
                                                    -----------------------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                           Aggressive    Emerging    Small-Cap                  Multi-      Equity
                                             Equity      Markets      Equity       Equity      Strategy     Income      Growth LT
                                            Variable     Variable     Variable    Variable     Variable     Variable    Variable
                                            Account      Account     Account(1)    Account      Account     Account      Account
                                           --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss).............     $12         ($1)         $800                      $94         $265         $206
 Net realized gain (loss) from
  security transactions...................       2         (31)          207         $13           11          446          379
 Net unrealized appreciation
  (depreciation) on investments...........      18          70         2,025          34          (32)        (304)       1,305
                                           --------------------------------------------------------------------------------------
Net Increase in Net Assets
 Resulting from Operations................      32          38         3,032          47           73          407        1,890
                                           --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfers between variable
  accounts, net (2).......................     (11)        (65)         (160)          2           35         (753)           5
 Transfers--policy charges
  and deductions..........................                  (1)          (57)                      (7)         (43)         (12)
 Transfers--surrenders (2)................                              (296)                     (14)        (101)        (211)
 Transfers--other (2).....................                   6            14                                   (24)         (26)
                                           --------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions.........     (11)        (60)         (499)          2           14         (921)        (244)
                                           --------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.....      21         (22)        2,533          49           87         (514)       1,646
                                           --------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year........................     123         100         6,910         161        1,164        3,802        1,943
                                           --------------------------------------------------------------------------------------
 End of Year..............................    $144         $78        $9,443        $210       $1,251       $3,288       $3,589
                                           --------------------------------------------------------------------------------------

(1) Formerly named Growth Variable Account.
(2) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                                   Inter-
                                                   Equity         national      Government     Managed        Money      High Yield
                                                   Index           Value        Securities       Bond         Market        Bond
                                                  Variable        Variable       Variable      Variable      Variable     Variable
                                                  Account       Account (1)      Account       Account       Account       Account
                                               -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
 Net investment income........................         $44            $162            $17           $53           $27         $493
 Net realized gain (loss) from security
  transactions................................         217              85             (3)            1             1           (2)
 Net unrealized appreciation
  (depreciation) on investments...............         637             628            (22)          (73)           (3)        (356)
                                               -----------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations....................         898             875             (8)          (19)           25          135
                                               -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums.....................                                                                    502
 Transfers between variable accounts,
  net (2).....................................         482            (273)            (8)           73           840           32
 Transfers--policy charges and deductions.....         (35)            (34)            (1)           (5)          (19)         (30)
 Transfers--surrenders (2)....................         (29)            (55)           (50)          (14)         (354)         (27)
 Transfers--other (2).........................         (15)             (6)                           6             1            9
                                               -----------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Derived from Policy Transactions.............         403            (368)           (59)           60           970          (16)
                                               -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS.........       1,301             507            (67)           41           995          119
                                               -----------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year............................       4,250           4,257            314           720           318        6,165
                                               -----------------------------------------------------------------------------------
 End of Year..................................      $5,551          $4,764           $247          $761        $1,313       $6,284
                                               -----------------------------------------------------------------------------------

(1) Formerly named International Variable Account.
(2) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                        PACIFIC SELECT SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Pacific Select Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of fourteen subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Small-Cap Equity Variable Account (formerly the Growth Variable Account), the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Equity Index Variable Account, the International Value Variable Account (formerly the International Variable Account), the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, and the High Yield Bond Variable Account. Operational activity for the Bond and Income Variable Account began on May 9, 2000. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

  The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

  The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  A. Valuation of Investments

  Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

  B. Security Transactions and Investment Income

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

  C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

  During the six-month period ended June 30, 2000, the Fund declared dividends for each portfolio invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

  Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

  Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

  The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of June 30, 2000 were as follows (amounts in thousands):

                                                                                   Variable Accounts
                                                          --------------------------------------------------------------------------
                                                           Aggressive       Emerging         Small-Cap        Bond and
                                                             Equity         Markets          Equity (1)      Income (2)   Equity
                                                          --------------------------------------------------------------------------
Total cost of investments at beginning of period                $112            $58            $5,749                      $164
Add:  Total net proceeds from policy and M&E transactions         11             83               167             $13        17
      Reinvested distributions from the Fund:
      (a) Net investment income                                                                    10
      (b) Net realized gain                                        5                              644                        14
                                                          --------------------------------------------------------------------------
                                Sub-Total                        128            141             6,570              13       195
Less: Cost of investments disposed during the period               1              9               216                         1
                                                          --------------------------------------------------------------------------
Total cost of investments at end of period                       127            132             6,354              13       194
Add: Unrealized appreciation                                      14             13             3,331                        32
                                                          --------------------------------------------------------------------------
Total market value of investments at end of period              $141           $145            $9,685             $13      $226
                                                          ==========================================================================
                                                               Multi-         Equity           Growth         Equity   International
                                                              Strategy        Income            LT            Index      Value (1)
                                                          --------------------------------------------------------------------------
Total cost of investments at beginning of period                $977          $2,192           $1,377          $3,261    $3,589
Add:  Total net proceeds from policy and M&E transactions          2             248              904             271       100
      Reinvested distributions from the Fund:
      (a) Net investment income                                   17              14               10              27
      (b) Net realized gain                                       88             260              625              62       135
                                                          --------------------------------------------------------------------------
                                Sub-Total                      1,084           2,714            2,916           3,621     3,824
Less: Cost of investments disposed during the period              56             113               33              60        29
                                                          --------------------------------------------------------------------------
Total cost of investments at end of period                     1,028           2,601            2,883           3,561     3,795
Add: Unrealized appreciation                                     158             687            1,364           2,117       915
                                                          --------------------------------------------------------------------------
Total market value of investments at end of period            $1,186          $3,288           $4,247          $5,678    $4,710
                                                          ==========================================================================
                                                            Government        Managed           Money        High Yield
                                                            Securities         Bond            Market           Bond
                                                          -------------------------------------------------------------
Total cost of investments at beginning of period                $260            $792           $1,318          $6,622
Add:  Total net proceeds from policy and M&E transactions                         65              832              28
      Reinvested distributions from the Fund:
      (a) Net investment income                                    7              24               32             294
      (b) Net realized gain
                                                          -------------------------------------------------------------
                                Sub-Total                        267             881            2,182           6,944
Less: Cost of investments disposed during the period               1              26            1,391              99
                                                          -------------------------------------------------------------
Total cost of investments at end of period                       266             855              791           6,845
Add: Unrealized depreciation                                     (10)            (20)              (1)           (693)
                                                          -------------------------------------------------------------
Total market value of investments at end of period              $256            $835             $790          $6,152
                                                          =============================================================

________________________________
(1) Small-Cap Equity was formerly named Growth and International Value was formerly named International.
(2) Operations commenced on May 9, 2000.

                        PACIFIC SELECT SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

  Transactions in Separate Account units for the period ended June 30, 2000 and the selected accumulation unit information as of June 30, 2000 were as follows:


                                                                                                Variable Accounts
                                                                            --------------------------------------------------------
                                                                             Aggressive  Emerging  Small-Cap     Bond and
                                                                               Equity    Markets   Equity (1)   Income (2)  Equity
                                                                            --------------------------------------------------------
Total units outstanding at beginning of period                                  9,941      7,654     143,925                14,079
Increase (decrease) in units resulting from policy transactions:
   (a) Transfer of net premiums                                                                            5
   (b) Transfers between variable accounts, net                                   795      7,890      (3,304)     1,276      1,163
   (c) Transfers--policy charges and deductions                                   (19)       (37)       (464)        (2)       (25)
   (d) Transfers--surrenders                                                                             (53)
   (e) Transfers--other                                                                        3         311
                                                                             -------------------------------------------------------
                                    Sub-Total                                     776      7,856      (3,505)     1,274      1,138
                                                                             -------------------------------------------------------
Total units outstanding at end of period                                       10,717     15,510     140,420      1,274     15,217
                                                                             -------------------------------------------------------
Accumulation Unit Value:  At beginning of period                               $14.46     $10.20      $65.61     $10.00     $14.92
                          At end of period                                     $13.16      $9.32      $68.89     $10.44     $14.83
                                                                             -------------------------------------------------------

                                                                                Multi-    Equity      Growth    Equity International
                                                                               Strategy   Income        LT      Index     Value (1)
                                                                             -------------------------------------------------------

Total units outstanding at beginning of period                                 35,814     67,459      58,747    123,810    168,179
Increase (decrease) in units resulting from policy transactions:
   (a) Transfer of net premiums                                                                                       7
   (b) Transfers between variable accounts, net                                (1,944)     1,295      14,559      4,314      3,334
   (c) Transfers--policy charges and deductions                                  (117)      (385)       (165)      (366)      (550)
   (d) Transfers--surrenders                                                                 (62)                   (27)       (62)
   (e) Transfers--other                                                            (1)       197      (1,496)       (82)       114
                                                                             -------------------------------------------------------
                                    Sub-Total                                  (2,062)     1,045      12,898       3,846     2,836
                                                                             -------------------------------------------------------
Total units outstanding at end of period                                       33,752     68,504      71,645     127,656   171,015
                                                                             -------------------------------------------------------
Accumulation Unit Value:   At beginning of period                              $34.93     $48.74      $61.10      $44.83    $28.33
                           At end of period                                    $35.10     $47.95      $59.21      $44.43    $27.51
                                                                             -------------------------------------------------------

                                                                              Government  Managed     Money     High Yield
                                                                              Securities   Bond       Market       Bond
                                                                             -------------------------------------------------------

Total units outstanding at beginning of period                                 11,126     32,444      76,466     237,644
Increase (decrease) in units resulting from policy transactions:
   (a) Transfer of net premiums                                                               20           2          12
   (b) Transfers between variable accounts, net                                            1,231     (30,582)     (1,036)
   (c) Transfers--policy charges and deductions                                   (31)       (95)       (349)       (444)
   (d) Transfers--surrenders                                                                             (15)
   (e) Transfers--other                                                                      567        (753)       (279)
                                                                             -------------------------------------------------------
              Sub-Total                                                           (31)     1,723     (31,697)     (1,747)
                                                                             -------------------------------------------------------
Total units outstanding at end of period                                       11,095     34,167      44,769     235,897
                                                                             -------------------------------------------------------
Accumulation Unit Value:   At beginning of period                              $22.17     $23.45      $17.18      $26.44
                           At end of period                                    $23.04     $24.41      $17.61      $26.05
                                                                             -------------------------------------------------------

___________________________________________
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.

(1) Small-Cap Equity was formerly named Growth and International Value was formerly named International.
(2) Operations commenced on May 9, 2000.

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